Short-Term Borrowings (Reconciliation of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Short-term borrowings, beginning balance	$ 40	$ 0
Proceeds received from accounts receivable securitization	0	40
Short-term borrowings, ending balance	40	40
Short-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Short-term borrowings, beginning balance	40	0
Proceeds received from accounts receivable securitization	0	40
Short-term borrowings, ending balance	$ 40	$ 40